Fair value measurement - Summary of Fair Value Measurement of Equity (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of equity [line items]
At beginning of period	[1]	€ 732,321	€ 644,304
At end of period		900,896	732,321	[1]
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period		215,727	201,290
Investments		10,140	21,343
Disposals		(169,645)	(12,529)
Fair value adjustments		1,647	4,355
Realized gains		(49)	254
Exchange rate gains		(689)	1,014
At end of period		€ 57,131	€ 215,727

[1]
(*) Starting with the Semi-Annual Condensed Consolidated Financial Statements at June 30, 2023 and for the six months ended June 30, 2023 and 2022, in the consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain comparative period amounts above have been reclassified compared to the amounts presented in the Group’s 2022 consolidated financial statements.